DEBT FINANCING (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended		12 Months Ended
	Mar. 18, 2025	Apr. 24, 2020	Jan. 31, 2025	Oct. 31, 2024	Aug. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Settle of convertible notes, shares				60,598
Share price				$ 5.20								$ 8.16
Settle of convertible notes				$ 315,104
Gross proceeds									$ 200,000
Original issuance discount									26,910
PPP Loan fixed interest						6.00%	12.50%	12.50%
Debt purchase price						$ 500,000	$ 70,000	$ 170,000
Debt shares issued				40,465
Debt shares issued, value				$ 200,000
Repayment of loan					$ 100,000
Loan outstanding						300,000
Proceeds from promissory note									133,910
Subsequent Event [Member]
Short-Term Debt [Line Items]
Repayment of loan			$ 100,000
Investor [Member]
Short-Term Debt [Line Items]
Share price				$ 5.20
Debt shares issued				20,133
Debt shares issued, value				$ 100,000
Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Original principal amount	$ 233,910
Gross proceeds	200,000.00
Original issuance discount	26,910
Payment of fees and expenses	$ 7,000
PPP Loan fixed interest	12.00%
Minimum interest payment obligation	$ 28,069
Payment terms	The Note matures ten (10) months from the issuance date and is payable in ten (10) monthly instalments of $26,198 each, commencing thirty (30) days after issuance.
Monthly installments	$ 26,198
Interest rate increase	150.00%
Debt conversion	the Lender has the option to convert the Note into shares of the Company’s common stock at a conversion price equal to a 35% discount to the lowest closing bid price of the Company’s common stock during the ten (10) trading days prior to conversion.
Promissory Note [Member] | Paycheck Production Program [Member]
Short-Term Debt [Line Items]
Debt instrument term											2 years
PPP Loan fixed interest		1.00%
Proceeds from promissory note		$ 40,832
Loan outstanding												$ 0	$ 40,832
Investor [Member]
Short-Term Debt [Line Items]
Convertible debt						500,000	100,000	200,000
Secured Debt [Member] | Investor [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Original principal amount								200,000
Purchase price of convertible notes payable								$ 170,000
Convertible notes payable									170,000
Debt instrument term								3 months
Convertible notes payable interest rate								12.50%
Settle of convertible notes, shares				40,465
Share price				$ 5.20
Settle of convertible notes				$ 200,000
Secured Debt [Member] | Investor [Member] | Convertible Debt One [Member]
Short-Term Debt [Line Items]
Original principal amount							100,000
Purchase price of convertible notes payable							$ 70,000
Convertible notes payable									70,000
Debt instrument term							3 months
Convertible notes payable interest rate							12.50%
Secured Debt [Member] | Investor [Member] | Convertible Debt Two [Member]
Short-Term Debt [Line Items]
Original principal amount						$ 500,000			300,000
Convertible notes payable									$ 500,000
Debt instrument term						33 months
Convertible notes payable interest rate						6.00%
Repayments of debt			$ 100,000		$ 100,000
Secured Debt [Member] | Investor One [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Settle of convertible notes, shares				20,133
Share price				$ 5.20
Settle of convertible notes				$ 100,000